Share capital and share based payments - Disclosure of Changes in Share Capital (Details) - EUR (€)																	12 Months Ended
	Dec. 31, 2024	Dec. 05, 2024	Jul. 05, 2024	Jun. 10, 2024	Dec. 31, 2023	Dec. 15, 2023	Oct. 03, 2023	Sep. 18, 2023	Jul. 06, 2023	Apr. 14, 2023	Dec. 16, 2022	Nov. 07, 2022	Jul. 25, 2022	Jul. 13, 2022	Apr. 22, 2022	Feb. 14, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of changes in the share capital
Balance at beginning of period																	€ 51,901,000	€ 54,151,000	€ 107,440,000
Nominal value (in EUR per share)	€ 0.05				€ 0.05											€ 0.05	€ 0.05	€ 0.05	€ 0.05	€ 0.05
Exercise and subscription of equity instruments																	€ 94,000	€ 395,000	€ 202,000
Exercise and subscription of equity instruments (in shares)																	(1,136,859)	(648,489)	(669,442)
Share-based payment																	€ 3,944,000	€ 4,256,000	€ 4,249,000
Balance at end of period	€ 8,834,000				€ 51,901,000												€ 8,834,000	€ 51,901,000	€ 54,151,000
Exercise of share warrants
Disclosure of changes in the share capital
Nominal value (in EUR per share)									€ 0.05	€ 0.05			€ 0.05			0.05
Common shares
Disclosure of changes in the share capital
Nominal value (in EUR per share)		€ 0.05	€ 0.05	€ 0.05				€ 0.05		0.05		€ 0.05
Definitive acquisition of free shares
Disclosure of changes in the share capital
Nominal value (in EUR per share)	€ 0.05			0.05	€ 0.05		€ 0.05			€ 0.05				€ 0.05	€ 0.05	€ 0.05	€ 0.05	€ 0.05
Subsciption of share warrants
Disclosure of changes in the share capital
Nominal value (in EUR per share)						€ 0					€ 0
Common shares
Disclosure of changes in the share capital
Balance at beginning of period (in shares)																	80,860,563	80,212,069	79,542,627
Nominal value (in EUR per share)	€ 0.05			€ 0.05													€ 0.05
Exercise and subscription of equity instruments (in shares)																(46,320)
Balance at end of period (in shares)	83,830,336				80,860,563												83,830,336	80,860,563	80,212,069
Common shares | Exercise of share warrants
Disclosure of changes in the share capital
Exercise and subscription of equity instruments (in shares)									(66,410)	(14,550)			(125,748)			(750)
Common shares | Common shares
Disclosure of changes in the share capital
Exercise and subscription of equity instruments (in shares)		(1,832,899)		(38,100)				(650)		(60,300)		(319,050)
Exercise and subscription of equity instruments through conversion (in shares)			1,950
Common shares | Definitive acquisition of free shares
Disclosure of changes in the share capital
Exercise and subscription of equity instruments (in shares)	(1,028,080)			(68,744)			(128,061)			(163,293)				(13,614)	(25,000)
Exercise and subscription of equity instruments through conversion (in shares)					215,230											138,960
Common shares | Subsciption of share warrants
Disclosure of changes in the share capital
Exercise and subscription of equity instruments (in shares)						0
Exercise and subscription of equity instruments through conversion (in shares)											0
Preferred shares
Disclosure of changes in the share capital
Balance at beginning of period (in shares)																	14,090	14,095	14,095
Exercise and subscription of equity instruments (in shares)																0
Balance at end of period (in shares)	14,075				14,090												14,075	14,090	14,095
Preferred shares | Exercise of share warrants
Disclosure of changes in the share capital
Exercise and subscription of equity instruments (in shares)									0	0			0			0
Preferred shares | Common shares
Disclosure of changes in the share capital
Exercise and subscription of equity instruments (in shares)		0		0				(5)		0		0
Exercise and subscription of equity instruments through conversion (in shares)			(15)
Preferred shares | Definitive acquisition of free shares
Disclosure of changes in the share capital
Exercise and subscription of equity instruments (in shares)	0			0			0			0				0	0
Exercise and subscription of equity instruments through conversion (in shares)					0											0
Preferred shares | Subsciption of share warrants
Disclosure of changes in the share capital
Exercise and subscription of equity instruments (in shares)						0
Exercise and subscription of equity instruments through conversion (in shares)											0
Share capital
Disclosure of changes in the share capital
Balance at beginning of period																	€ 4,043,733	€ 4,011,308	€ 3,977,836
Exercise and subscription of equity instruments	€ 51,404			€ 5,342												€ 2,316	57,000	32,000	34,000
Share issue related cost		€ 0
Share-based payment	0				€ 0
Balance at end of period	4,192,000				4,043,733												4,192,000	4,043,733	4,011,308
Share capital | Exercise of share warrants
Disclosure of changes in the share capital
Exercise and subscription of equity instruments									€ 3,321	€ 728			€ 6,287			38
Share capital | Common shares
Disclosure of changes in the share capital
Exercise and subscription of equity instruments		91,645		1,905				€ 33		3,015		€ 15,953
Exercise and subscription of equity instruments through conversion			€ 97
Share capital | Definitive acquisition of free shares
Disclosure of changes in the share capital
Exercise and subscription of equity instruments	51,404			3,437			€ 6,403			8,165				€ 681	€ 1,250
Exercise and subscription of equity instruments through conversion					10,762											6,948
Share capital | Subsciption of share warrants
Disclosure of changes in the share capital
Exercise and subscription of equity instruments						€ 0
Exercise and subscription of equity instruments through conversion											€ 0
Share premium
Disclosure of changes in the share capital
Balance at beginning of period																	384,255,036	379,636,745	375,219,667
Exercise and subscription of equity instruments																187,596	37,000	363,000	168,000
Share issue related cost		(24,150)
Share-based payment	3,944,383				4,255,748												3,944,000	4,256,000	4,249,000
Balance at end of period	390,979,449				384,255,036												€ 390,979,449	€ 384,255,036	€ 379,636,745
Share premium | Exercise of share warrants
Disclosure of changes in the share capital
Exercise and subscription of equity instruments									€ 142,991	28,955			€ (6,287)			1,493
Share premium | Common shares
Disclosure of changes in the share capital
Exercise and subscription of equity instruments		€ 2,767,677		91,440				€ (33)		168,840		€ (15,953)
Exercise and subscription of equity instruments through conversion			€ (97)
Share premium | Definitive acquisition of free shares
Disclosure of changes in the share capital
Exercise and subscription of equity instruments	€ (51,404)			(3,437)			€ (6,403)			€ (8,165)				€ (681)	€ (1,250)
Exercise and subscription of equity instruments through conversion					€ (10,762)											€ (6,948)
Share premium | Subsciption of share warrants
Disclosure of changes in the share capital
Exercise and subscription of equity instruments						€ 47,120
Exercise and subscription of equity instruments through conversion											€ 9,995
Share premium | Common shares
Disclosure of changes in the share capital
Exercise and subscription of equity instruments				€ 91,440